Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

There have been no subsequent events at the date of issue of this balance sheet except as disclosed below.

Corporate Reorganization

In June 2020, the Company initiated a corporate reorganization in order to simplify the capitalization of the Company. The corporate reorganization has been structured in a series of steps, some of which were completed prior to the close of the Company’s IPO in August 2020. In addition, the Company has completed the following step as of March 9, 2021:

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Reorganization of the deferred shares of Freeline Therapeutics Holdings plc: The deferred shares of Freeline Therapeutics Holdings plc were transferred, consolidated, and a portion of them was cancelled for the purposes of simplifying our share capital and to ensure compliance with the applicable requirements of the Companies Act.

Boston Lease

On February 11, 2021, the Company entered into a lease for approximately 9,801 square feet of office space in Boston, Massachusetts, which expires on December 31, 2022. The future minimum operating lease payments under the sublease agreement is $1.1 million over a lease period of approximately two years.